UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  April 30, 2011

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Liberty Street Horizon Fund

ANNUAL REPORT
April 30, 2011

www.libertystreetfunds.com

Liberty Street Horizon Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance and Summary	4
Fund Expenses	5
Schedule of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
Report of Independent Registered Public Accounting Firm	26
Supplemental Information	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Liberty Street Horizon Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund's investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small and medium sized company risk, interest rate risk, high yield/lower rated (junk) bonds and foreign/emerging markets securities risk and depositary receipts risk. The Fund may, also, purchase IPOs to increase its exposure to certain securities. Distressed securities involve considerable risk and are more likely to become worthless than securities of more financially stable companies. Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

The S&P 500 Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index.

Dear Fellow Shareholders:

We are pleased to present the Liberty Street Horizon Fund’s Annual Report for the period ending April 30th, 2011.   The Liberty Street Horizon Fund (“the Fund”) had gains in the no load, Institutional Class of 20.51% for the fiscal period ending April 30th, 2011.  This can be compared to the total returns, including dividends and capital gains reinvested, of 17.22% for the Standard & Poor’s 500 Index (“S&P 500”) over the same time period.  The Fund’s most recent performance for the calendar year 2011 as of April 30th is 9.33% vs. 9.06% for the S&P 500.

While the Fund slightly outperformed the broader benchmark, we are also pleased with the opportunities that continue to present themselves in the market.  The past year has yielded investment opportunities that we believe should, in time, prove to be advantageous to the Fund.  Market pricing has provided a rare opportunity to redeploy a portion of the Fund's capital into companies, trading at favorable valuations, that have historically generated a high return on capital.  The benefits of this opportunity have already begun to manifest, and we believe it could continue to positively impact the Fund in the coming years.  Within this annual shareholder letter we would like to comment on some of the changes in the Fund which investors have observed over the past fiscal year.  Specifically, portfolio turnover and portfolio concentration.

Starting with turnover -  the turnover rate was higher this past year than in prior Fund fiscal years.  The figure was approximately 33% for fiscal year ending April 30th, 2011 compared with 20% and 21% for Fund fiscal years 2010 and 2009, respectively.  However, that is not to say that the Fund's “turnover” is higher.  How is that?  The longer term turnover rates have been in the range of 20%, which in a simple analysis, suggests about a five year average holding period.  Yet, this is not to say that each year’s turnover is 20%.  Rather, there are periods when higher valuations may cause the Fund to sell securities, and lower valuations may compel the Fund to purchase securities.  These brief active periods of above average activity are generally followed by longer periods of lower activity during which we wait for the expected combination of valuation adjustment and the compounding of book value for the Fund's holdings to take effect.

As to the slight increase in portfolio concentration, during the past year the Fund steadily allocated capital to a sector that the Fund’s Subadvisor, Horizon Asset Management, believed to be extraordinarily discounted; one which Horizon had been studying closely and believes has the potential to produce quite satisfying returns for years to come.  These are "information advantaged" firms.  They can exist in any industry, in any geographic jurisdiction; yet they all share a critical factor – the owner-operator mindset and character.  It can be such a powerful determinant of success.

If one were to consider the most successful, iconic constituents of the S&P 500 over the past half century, which would come to mind?  Wal-Mart? For almost 20 years, from August 1972 to April 1992, under the guidance of Sam Walton, Wal–Mart had an annualized return of 20.5% in comparison to the S&P 500 annualized return of 6.7% for the same time period.  Afterwards, through December 2010, Wal-Mart had an annualized return of 9.4%.  IBM, while under management of the Watson Family from January 1962 to January 1971, experienced an annualized return 6.6% greater than the annualized return of the S&P 500.  From February 1971 through December 2010, IBM’s annualized return was only 1.7% better; which is good, not great.  How about Apple without Steve Jobs?   For over a decade without Steve Jobs (from June 1985- December 1996), Apple had an annualized return of -3.1% in relation to the S&P 500.  And with Steve Jobs from January 1997 through December 2010?  Apple had an annualized return 28.6% greater than the S&P 500.  None of the afore-mentioned companies have been holdings in the Fund, but we cite them to show that there is some faculty of the mind and soul of the owner-operator that seems to produce a different decision making process than the mind and soul of the agent operator.

Owner-operator companies, particularly those of unconventional business structures and practices which are currently held within the Fund, such as Berkshire Hathaway, Leucadia National or Icahn Enterprises, do not tend to produce well-patterned revenue or earnings progression; nor can one say that their earnings patterns have mirrored the broader market.  Consequently, near term earnings predictability is low.  Accordingly, not only are such stocks not well correlated with the broader stock market, but often they produced positive returns during only brief episodes.  These idiosyncrasies are poorly regarded by most investors, such that few end up holding the shares long enough to benefit from any historically competitive returns.

Owner-operators continue to make capital allocation decisions that are at dramatic odds with the mainstream.  Most company managements (i.e hired CEOs) are ordinarily highly reactive to investor concerns (which investors like and often demand).  In fidelity to this relationship with their shareholders, it appears the conventional company has been accumulating cash for the past two years, preparing for the many identified risks, and waiting for clear signs of stability and recovery while striving not to put shareholder capital in harm’s way.  This laudable reactive conservatism has been much remarked upon in the press.

In contradistinction, certain owner-operators had already accumulated cash or had well organized balance sheets in advance of the downturn.  Rather than continuing to husband their cash, they have been investing assertively for the past several years, in the depths of the global recession.  This intemperate behavior has not been remarked upon in the press, save for unavoidably dramatic transactions such as Berkshire Hathaway’s March 2009 partly debt-funded purchase of Burlington Northern, the largest acquisition in its history.  AutoNation, despite operating in a cyclically weak – some would say staggeringly weak – industry that today has 13 percent fewer car dealerships than in 2008, has repurchased more than 17 percent of its own shares during the same period.

In the late 1990s and early 2000s, investors generally shunned companies that were accumulating cash or maintaining their traditional business practices.  Rather, investors favored technology, telecommunications, and newly deregulated utility companies which were rapidly expending cash and taking on large sums of debt in order to wildly expand.  In the aftermath of the ensuing technology bubble collapse, the forerunner growth companies that did survive spent a decade rehabilitating their balance sheets.  Today is a reprise in mirror image form: the mainstream company is focused upon avoiding risk and building liquidity, while owner-operator companies are rapidly investing in a world replete with assets available at deeply discounted clearing prices and historically low financing rates.

As long term investors, Horizon Asset Management favors businesses that tend to exhibit longer product life cycles.  Historically such companies, even of non-traditional structures such as Berkshire Hathaway, Leucadia National, and Brookfield Asset Management, had been recognized for their superior quality and usually were expensive, typically trading at a sufficient premium to book value.  This permitted only periodic attractive entry points when some short term “bad news” arose.  They had a constituency that supported their share prices.  No longer.  In the wake of the global financial crisis of 2008/2009, many of these stocks are now trading below book value or net asset value.  Horizon believes that these companies can provide competitive diversification and attractive balance sheet characteristics, better performance, lower business risk, and lower correlation to other companies.  It is an unusual confluence of favorable traits that the Fund has taken advantage of to establish selectively larger positions.

The Fund has remained steadfast in its methodical long term approach to investing and believes by doing so it gives us the best chance of producing above market returns for our shareholders over the long term.

Despite the temporal challenges of the past few years, we remain certain that our long-term focus affords us the patience necessary while seeking to compound capital at attractive rates for shareholders. We appreciate your continued confidence.

LIBERTY STREET HORIZON FUND

Liberty Street Horizon Fund
FUND PERFORMANCE AND SUMMARY at April 30, 2011 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund's Institutional Shares, made at its inception with a similar investment in the S&P 500 Index.  Result for the Fund and the Index include the reinvestment of all dividends and capital gains, if any.  The S&P 500 Index is a market weighted index composed of 500 large capitalization companies. This index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of April 30, 2011
			Since Inception*
	One Year	Three Years	(Annualized)
Unadjusted for sales charge or CDSC
Liberty Street Horizon Fund - A Shares	20.05%	(6.03%)	(6.02%)
Liberty Street Horizon Fund - C Shares	19.40%	(6.51%)	(6.74%)
Adjusted for maximum sales charge or CDSC
Liberty Street Horizon Fund - A Shares	14.30%	(7.55%)	(7.16%)
Liberty Street Horizon Fund - C Shares	18.65%	(6.51%)	(6.74%)
Liberty Street Horizon Fund - Institutional Shares	20.51%	(5.84%)	(8.03%)
S&P 500 Index	17.22%	1.73%	(0.65%)

*A Shares, C Shares and Institutional Shares commenced operations on 5/4/07, 5/24/07 and 7/11/07, respectively.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

The recent growth rate in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future.  Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

Gross and net expense ratios for the A Shares are 1.73% and 1.50%, respectively.  Gross and net expense ratios for the C Shares are 2.23% and 2.00%, respectively.  Gross and net expense ratios for the Institutional Shares are 1.48% and 1.25%, respectively.  Expense ratios are from the most recent prospectus.  The Fund's Advisor has reduced fees or reimbursed expenses; absent such waivers, the Fund's returns would have been lower.  The contractual fee waivers are in effect through August 31, 2012.  The August 31, 2012 date was Board approved (prospectus to be updated fall, 2011).

Shares redeemed or exchanged within 90 days of purchase will be charged a 1.00% redemption fee.

Total returns adjusted for the maximum sales charge or contingent deferred sales charge ("CDSC") reflect the deduction of the maximum sales charge of 4.75% for A Shares and CDSC charge of 0.75% when C Shares are redeemed within 12 months of purchase.  The total returns of individual share classes will differ due to varying sales charges and expenses between the classes.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Liberty Street Horizon Fund
FUND EXPENSES – April 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/01/10 to 4/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/01/10	4/30/11	11/01/10 – 4/30/11
A Shares
	Actual Performance	$1,000.00	$1,160.40	$8.03
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.36	$7.50
C Shares
	Actual Performance	$1,000.00	$1,157.20	$10.70
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.88	$9.99
Institutional Shares
	Actual Performance	$1,000.00	$1,162.80	$6.70
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.00% and 1.25% for A Shares, C Shares and Institutional Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011

Number
of Shares		Value

	COMMON STOCKS - 96.5%
	CONSUMER DISCRETIONARY - 27.3%
	Auction House/Art Dealer - 0.6%
12,475	Sotheby's	$630,237

	Broadcast Services/Programs - 5.6%
57,950	Grupo Televisa SA - ADR *	1,374,574
32,800	Liberty Media Corp. - Capital - Class A*	2,698,456
8,000	Liberty Media Corp. - Starz - Class A*	614,800
3,204,000	Phoenix Satellite Television Holdings Ltd.	1,728,603
		6,416,433
	Casino Hotels - 4.6%
342,000	Genting Bhd	1,339,365
45,130	Las Vegas Sands Corp.*	2,121,561
12,409	Wynn Resorts Ltd.	1,825,984
		5,286,910
	Commercial Services - 0.5%
60,000	Live Nation Entertainment, Inc.*	665,400

	Consumer Products - Miscellaneous - 3.2%
100,578	Jarden Corp.	3,660,033

	Cruise Line - 1.2%
35,146	Carnival Corp.	1,338,008

	Diversified Operations/Commercial Services - 1.8%
50,598	Icahn Enterprises LP	2,028,980

	E-Commerce/Service - 0.1%
6,000	Liberty Media Corp. - Interactive - Class A*	104,880

	Motion Pictures & Services - 0.4%
18,905	DreamWorks Animation SKG, Inc. - Class A*	500,794

	Multimedia - 0.3%
6,000	Viacom, Inc. - Class B	306,960

	Retail - Automobiles - 2.5%
83,550	AutoNation, Inc.*	2,833,181

	Retail - Major Department Stores - 6.5%
2,000	JC Penny Co., Inc.	76,900
85,671	Sears Holdings Corp.*^	7,365,136
		7,442,036

		31,213,852

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011

Number
of Shares		Value

	CONSUMER STAPLES - 0.5%
	Consumer Products - Miscellaneous - 0.5%
50,797	Prestige Brands Holdings, Inc.*	$586,705

		586,705
	ENERGY - 5.9%
	Oil Companies-Exploration & Production - 1.3%
54,966	Penn West Petroleum Ltd.	1,407,679

	Oil Companies-Integrated - 4.3%
54,012	Cenovus Energy, Inc.	2,074,061
54,260	Imperial Oil Ltd.	2,868,184
		4,942,245
	Transport-Marine - 0.3%
12,884	Overseas Shipholding Group, Inc.	358,948

		6,708,872
	FINANCIALS - 50.0%
	Central Banks - 4.8%
9,400	Bank of Japan *	5,498,736

	Commercial Banks - Central U.S. - 0.6%
12,534	BOK Financial Corp.	674,079

	Diversified Operations - 9.7%
205,599	Leucadia National Corp.	7,948,457
57,100	Swire Pacific Ltd. - Class A - ADR	871,917
317,000	Wharf Holdings Ltd.	2,318,442
		11,138,816
	Finance-Invest Banker/Broker - 0.4%
52,669	ICAP PLC	456,152

	Finance-Other Services - 6.4%
5,007	CME Group, Inc.	1,480,920
50,000	Hong Kong Exchanges and Clearing Ltd.	1,140,834
8,001	IntercontinentalExchange, Inc.*	962,920
19,780	NASDAQ OMX Group, Inc.*	536,038
37,747	NYSE Euronext	1,511,767
80,000	Singapore Exchange Ltd.	509,783
26,780	TMX Group, Inc.	1,148,018
		7,290,280
	Investment Companies - 0.8%
642,065	Urbana Corp. - Class A*	936,479

	Investment Management/Advisory Services - 4.9%
41,407	Cohen & Steers, Inc.	1,302,664
2,367,000	Value Partners Group Ltd.	2,130,414
40,419	Virtus Investment Partners, Inc.*	2,134,527
		5,567,605

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011

Number
of Shares		Value

	Multi-Line Insurance - 1.1%
29,400	Loews Corp.	$1,301,244

	Oil-US Royalty Trusts - 1.2%
28,566	Texas Pacific Land Trust	1,356,885

	Real Estate Mgmnt/Services - 0.8%
36,000	CB Richard Ellis Group, Inc. - Class A*	961,560

	Real Estate Operations/Developments - 12.9%
163,791	Brookfield Asset Management, Inc. - Class A	5,506,653
147,218	Forest City Enterprises, Inc. - Class A*	2,828,058
504,000	Global Logistic Properties Ltd.*	794,673
356,000	Henderson Land Development Co., Ltd.	2,436,363
48,100	Howard Hughes Corp.*	3,115,437
		14,681,184
	Reinsurance - 3.2%
32,153	Berkshire Hathaway, Inc. - Class B*	2,678,345
33,557	Greenlight Capital Re Ltd. - Class A*	944,630
		3,622,975
	REITS-Diversified - 1.0%
11,321	Vornado Realty Trust	1,094,514

	REITS-Shopping Centers - 2.2%
795,700	Link REIT	2,505,053

		57,085,562
	INDUSTRIALS - 4.1%
	Airport Develop/Maintenance - 0.9%
2,014,000	Beijing Capital International Airport Co., Ltd. - Class H	993,223

	Commercial Services - 0.4%
22,371	Quanta Services, Inc.*	485,003

	Diversified Operations - 1.6%
31,560	Jardine Strategic Holdings Ltd. - ADR	1,786,296

	Public Thoroughfares - 1.2%
2,252,000	Sichuan Expressway Co., Ltd. - Class H	1,362,872

		4,627,394
	INFORMATION TECHNOLOGY - 2.0%
	Commercial Services - Finance - 1.9%
8,000	Mastercard, Inc. - Class A	2,207,120

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011

Number
of Shares		Value

	E-Commerce/Service - 0.1%
2,000	IAC/InterActiveCorp.*	$72,220

		2,279,340
	MATERIALS - 6.7%
	Gold Mining - 6.0%
115,380	Franco-Nevada Corp.	4,575,445
241,800	US Gold Corp.*	2,272,920
		6,848,365
	Silver Mining - 0.7%
18,225	Silver Wheaton Corp.	740,300

		7,588,665
	TOTAL COMMON STOCKS
	(Cost $87,284,949)	110,090,390

	EXCHANGE TRADED FUND - 1.4%
	Gaming & Entertainment - 1.4%
46,086	Market Vectors - Gaming *	1,627,297
	(Cost $934,275)

Principal
Amount		Value

	SHORT-TERM INVESTMENT- 8.1%
$9,258,069	UMB Money Market Fiduciary, 0.01%†	9,258,069
	(Cost $9,258,069)

	TOTAL INVESTMENTS - 106.0%
	(Cost $97,477,293)	120,975,756
	Liabilities less Other Assets - (6.0)%	(6,824,918)
	Total Net Assets - 100.0%	$114,150,838

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-income producing security.
^ All or a portion of shares are on loan. The Market Value of securities out on loan was $7,365,136.
† The rate quoted is the annualized seven-day yield of the Fund at the period-end.

See accompanying Notes to the Financial Statements

Liberty Street Horizon Fund
SUMMARY OF INVESTMENTS
As of April 30, 2011
Security Type/Industry	Percent of Total Net Assets
Common Stocks
Real Estate Operations/Developments	12.9%
Diversified Operations (Financials)	9.7%
Retail - Major Department Stores	6.5%
Finance-Other Services	6.4%
Gold Mining	6.0%
Broadcast Services/Programs	5.6%
Investment Managment/Advisory Services	4.9%
Central Banks	4.8%
Casino Hotels	4.6%
Oil Companies-Integrated	4.3%
Consumer Products - Miscellaneous (Consumer Discretionary)	3.2%
Reinsurance	3.2%
Retail - Automobiles	2.5%
REITS-Shopping Centers	2.2%
Commercial Services - Finance	1.9%
Diversified Operations/Commercial Services (Consumer Discretionary)	1.8%
Diversified Operations (Industrials)	1.6%
Oil Companies-Exploration & Production	1.3%
Cruise Line	1.2%
Oil-US Royalty Trusts	1.2%
Public Thoroughfares	1.2%
Muli-Line Insurance	1.1%
REITS-Diversified	1.0%
Airport Develop/Maintenance	0.9%
Investment Companies	0.8%
Real Estate Mgmnt/Services	0.8%
Silver Mining	0.7%
Auction House/Art Dealer	0.6%
Commercial Banks - Central U.S.	0.6%
Commercial Services (Consumer Discretionary)	0.5%
Consumer Products - Miscellaneous (Consumer Staples)	0.5%
Commercial Services (Industrials)	0.4%
Finance-Invest Banker/Broker	0.4%
Motion Pictures & Services	0.4%
Multimedia	0.3%
Transport-Marine	0.3%
E-Commerce/Service (Consumer Discretionary)	0.1%
E-Commerce/Service (Information Technology)	0.1%
Total Common Stocks	96.5%
Exchange Traded Fund
Gaming & Entertainment	1.4%
Short-Term Investment	8.1%
Total Investments	106.0%
Liabilities less Other Assets	(6.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011

ASSETS
Investments in securities, at value (cost $90,709,284)	$114,207,747
Short-term investments purchased with cash proceeds from securities
lending (cost $6,768,009)*	6,768,009
Total investments (cost $97,477,293)	120,975,756
Receivables:
Investment securities sold	1,702,287
Fund shares sold	48,753
Dividends and interest	165,691
Securities lending	83,864
Prepaid expenses	45,831
Total assets	123,022,182

LIABILITIES
Payables:
Collateral due to broker for securities loaned	6,768,009
Investment securities purchased	1,696,716
Fund shares redeemed	249,542
Due to Advisor	75,190
Due under Distribution Plan - A & C Shares (Note 7)	12,368
Administration fees	14,754
Custody fees	1,210
Fund accounting fees	12,274
Transfer agent fees	21,241
Trustees fees	810
Chief compliance officer fees	2,294
Accrued other expenses	16,936
Total liabilities	8,871,344

NET ASSETS	$114,150,838

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$115,248,860
Accumulated net investment loss	(3,564,108)
Accumulated net realized loss on investments	(21,032,487)
Net unrealized appreciation on investments and foreign currency	23,498,573
NET ASSETS	$114,150,838

Shares Outstanding
A Shares	2,232,615
C Shares	2,003,548
Institutional Shares	11,228,798
Net Assets Value, Offering and Redemption Price Per Share
A Shares (based on net assets of $16,573,210)	$7.42
A Shares Maximum Public Offering Price Per Share	$7.79
(net asset value per share / 95.25%)
C Shares (based on net assets of $14,691,758)	$7.33
Institutional Shares (based on net assets of $82,885,870)	$7.38

* Market Value of securities on loan is $7,365,136

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2011

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $80,292)	$1,648,033
Interest	271
Securities lending	137,028
Total income	$1,785,332

Expenses
Advisory fees	$1,118,870
Distribution fees (Note 7)
A Shares	49,962
C Shares	104,244
Transfer agent fees	149,640
Administration fees	127,940
Fund accounting fees	74,486
Registration fees	32,624
Custody fees	31,426
Legal fees	26,199
Audit fees	15,001
Shareholder reporting fees	13,344
Chief compliance officer fees	11,485
Trustees' fees and expenses	7,501
Miscellaneous fees	7,496
Insurance fees	2,329
Total expenses	1,772,547
Less: Fees waived	(220,158)
Net expenses	1,552,389
Net investment income	$232,943

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY:
Net realized loss on:
Investments	(8,085,893)
Foreign currency transactions	(4,562)
Net realized loss	(8,090,455)
Net unrealized appreciation on:
Investments and foreign currency translations	27,100,574
Net realized and unrealized gain on investments and
foreign currency	19,010,119

Net Increase in Net Assets from Operations	$19,243,062

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	April 30, 2011		April 30, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$232,943		$397,764
Net realized loss on investments and foreign currency	(8,090,455)		(2,001,183)
Net unrealized appreciation on investments and foreign currency	27,100,574		33,965,202
Net increase in net assets resulting from operations	19,243,062		32,361,783

Distributions to Shareholders
From net investment income
A Shares	(581,854)		(414,688)
C Shares	(341,366)		(208,964)
Institutional Shares	(2,374,334)		(1,637,267)
Total distributions	(3,297,554)		(2,260,919)

Capital Transactions
Net proceeds from shares sold	25,525,702		38,579,415
Reinvestment of distributions	3,150,453		2,206,760
Cost of shares redeemed	(56,389,792	) *	(34,849,502	) *
Net change in net assets from capital transactions	(27,713,637)		5,936,673

Total increase (decrese) in net assets	(11,768,129)		36,037,537

NET ASSETS
Beginning of year	125,918,967		89,881,430
End of year	$114,150,838		$125,918,967

Accumulated net investment loss	$(3,564,108)		$(2,019,727)

* Net of redemption fee proceeds of $31,361 and $15,522, respectively.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - A Shares

Per share operating performance
For a capital share outstanding throughout the Period

				May 4, 2007 *
	Year Ended	Year Ended	Year Ended	through
	April 30, 2011	April 30, 2010	April 30, 2009 †	April 30, 2008 †
Net asset value, beginning of period	$6.36	$4.80	$9.39	$10.00
Income from Investment Operations
Net investment income 1	0.01	0.01	0.03	0.05
Net realized and unrealized gain (loss) on investments
and foreign currency	1.24	1.66	(4.61)	(0.64)
Total from investment operations	1.25	1.67	(4.58)	(0.59)

Less Distributions:
From net investment income	(0.19)	(0.11)	(0.01)	(0.02)

Redemption fee proceeds 2	-	-	-	-

Net asset value, end of period	$7.42	$6.36	$4.80	$9.39

Total return 3	20.05%	35.00%	(48.80)%	(5.94	)% 4

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$16,573	$24,688	$19,384	$17,506

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.70%	1.73%	1.91%	3.64	%5
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50	%5
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(0.10)%	0.02%	0.08%	(1.66	)% 5
After fees waived and expenses absorbed	0.10%	0.25%	0.49%	0.48	%5
Portfolio turnover rate	33%	20%	21%	29	%4

†	Audited by previous Independent Registered Public Accounting Firm.
*	Commencement of operations.
1	Based on average shares outstanding during the year.
2	Amount represents less than $0.01 per share.
3	Total return excludes the effect of the applicable sales load.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - C Shares

Per share operating performance
For a capital share outstanding throughout the Period

May 24, 2007 *
Year Ended	Year Ended	Year Ended	through
April 30, 2011	April 30, 2010	April 30, 2009 †	April 30, 2008 †
Net asset value, beginning of period	$6.29	$4.75	$9.33	$10.05
Income from Investment Operations
Net investment (loss) income 1	(0.03)	(0.01)	-	2	-	2
Net realized and unrealized gain (loss) on investments
and foreign currency	1.23	1.64	(4.58)	(0.71)
Total from investment operations	1.20	1.63	(4.58)	(0.71)

Less Distributions:
From net investment income	(0.16)	(0.09)	-	(0.02)

Redemption fee proceeds	-	2	-	2	-	2	0.01

Net asset value, end of period	$7.33	$6.29	$4.75	$9.33

Total return	19.40%	34.44%	(49.09)%	(7.02	)% 3

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$14,692	$15,219	$10,064	$11,580

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.20%	2.23%	2.50%	4.19	%4
After fees waived and expenses absorbed	2.00%	2.00%	2.00%	2.00	%4
Ratio of net investment loss to average net assets
Before fees waived and expenses absorbed	(0.60)%	0.02%	(0.47)%	(2.14	)% 4
After fees waived and expenses absorbed	(0.40)%	(0.25)%	(0.03)%	(0.05	)% 4
Portfolio turnover rate	33%	20%	21%	29	%3

†	Audited by previous Independent Registered Public Accounting Firm.
*	Commencement of operations.
1	Based on average shares outstanding during the year.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - Institutional Shares

Per share operating performance
For a capital share outstanding throughout the Period

July 11, 2007 *
Year Ended	Year Ended	Year Ended	through
April 30, 2011	April 30, 2010	April 30, 2009 †	April 30, 2008 †
Net asset value, beginning of period	$6.32	$4.77	$9.37	$10.79
Income from Investment Operations
Net investment income 1	0.02	0.03	0.04	0.05
Net realized and unrealized gain (loss) on investments
and foreign currency	1.25	1.65	(4.62)	(1.44)
Total from investment operations	1.27	1.68	(4.58)	(1.39)

Less Distributions:
From net investment income	(0.21)	(0.13)	(0.03)	(0.04)

Redemption fee proceeds	-	2	-	2	0.01	0.01

Net asset value, end of period	$7.38	$6.32	$4.77	$9.37

Total return	20.51%	35.33%	(48.81)%	(12.88	)% 3

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$82,886	$86,012	$60,434	$31,788

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.45%	1.48%	1.68%	2.59	%4
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25	%4
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	0.15%	0.27%	0.25%	(0.66	)% 4
After fees waived and expenses absorbed	0.35%	0.50%	0.68%	0.68	%4
Portfolio turnover rate	33%	20%	21%	29	%3

†	Audited by previous Independent Registered Public Accounting Firm.
*	Commencement of operations.
1	Based on average shares outstanding during the year.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  A Shares commenced operations on May 4, 2007. C Shares commenced operations on May 24, 2007.  Institutional Shares commenced operations on July 11, 2007.

The Fund is the accounting and performance successor to the Liberty Street Horizon Fund, a series of Forum Funds (the “Predecessor Fund”).  On October 12, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A, C, and Institutional shares of the Fund.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Continued)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At April 30, 2011, the Fund did not have any forward contracts outstanding.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Continued)

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(f) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax years of 2009 to 2010, or expected to be taken in the Fund’s 2011 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended April 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Securities Lending
The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund's behalf and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Continued)

As of April 30, 2011, the market value of the security loaned by the Fund was $7,365,136 and the value on related collateral due to broker by the Fund was $6,768,009.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor engages Horizon Asset Management, Inc. (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50% , 2.00% and 1.25% of the Fund's average daily net assets for A Shares, C Shares and Institutional Shares, respectively until August 31, 2012.

For the year ended April 30, 2011, the Advisor waived fees or reimbursed other expenses of $220,158.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At April 30, 2011, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

April 30, 2012	301,848
April 30, 2013	244,678
April 30, 2014	220,158
$766,684

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the year ended April 30, 2011, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Continued)

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the year ended April 30, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$102,123,775

Gross unrealized appreciation	$26,699,472
Gross unrealized depreciation	(7,846,629)

Net unrealized appreciation on investments and foreign currency translations	$18,852,843

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

		Accumulated	Accumulated
		net investment	net realized
	Capital	income/(loss)	gain/(loss)

Liberty Street Horizon Fund	$ 83,569	$ 1,520,230	$ (1,603,799)

As of April 30, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$824,954
Undistributed long-term gains	-
Tax accumulated earnings	824,954
Accumulated capital and other losses	$(20,775,819)

Unrealized appreciation on investments and foreign currency translations	18,852,843

Total accumulated earnings/(deficit)	$(1,098,022)

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Continued)

The tax character of distributions paid during the fiscal years ended April 30, 2011 and April 30, 2010 were as follows:

Distribution paid from:	April 30, 2011	April 30, 2010
Ordinary income	$3,297,554	$2,260,919
Long term capital gains	-	-
Total distributions	$3,297,554	$2,260,919

As of April 30, 2011, the Fund had a capital loss carryover of $19,095,964 of which $1,062 expires in 2016, $5,415,812 expires in 2017, $3,642,105 expires in 2018 and $10,036,985 expires in 2019.

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of April 30, 2011, the Fund had $1,676,486 of post-October capital losses and $3,369 of post-October currency losses which are deferred until May 1, 2011 for tax purposes.

Note 5 - Capital Transactions
Capital transactions for the Fund were as follows:

	Year Ended April 30, 2011		Year Ended April 30, 2010
	Shares	Value	Shares	Value
Subscriptions:
A Shares	359,215	$2,250,002	1,098,796	$6,589,917
C Shares	116,391	739,805	550,745	3,235,128
Institutional Shares	3,542,420	22,535,895	4,971,684	28,754,370
Total Subscriptions	4,018,026	$25,525,702	6,621,225	$38,579,415

Reinvestment:
A Shares	83,180	$551,486	65,846	$397,712
C Shares	49,283	323,298	33,702	201,537
Institutional Shares	345,322	2,275,669	267,919	1,607,511
Total Reinvestment	477,785	$3,150,453	367,467	$2,206,760

Repurchases:
A Shares	(2,091,880)	$(13,490,591)	(1,321,098)	$(7,928,047)
C Shares	(582,855)	(3,650,322)	(281,459)	(1,610,016)
Institutional Shares	(6,258,564)	(39,248,879)	(4,300,290)	(25,311,439)
Total Repurchases	(8,933,299)	$(56,389,792)*	(5,902,847)	$(34,849,502)*

* For the year ended April 30, 2011, net of redemption fee proceeds of $79, $216 and $31,066 for A Shares, C Shares and Institutional Shares, respectively.  For the year ended April 30, 2010, net of redemption fee proceeds of $4,327, $1,142 and $10,053 for A Shares, C Shares and Institutional Shares, respectively. The Fund charges a 1% fee if you redeem your shares of the Fund within 90 days of purchase.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Continued)

Note 6 - Investment Transactions
For the year ended April 30, 2011, purchases and sales of investments, excluding short-term investments, were $36,497,146 and $68,485,571, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 0.75%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC, markets the Fund shares to financial intermediaries pursuant to a selling dealer agreement.  In addition, HRC Fund Associates, LLC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor.

For the year ended April 30, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund’s assets carried at fair value:
	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$110,090,390	$-	$-	$110,090,390
Exchange-Trade Fund	1,627,297	-	-	1,627,297
Short-Term Investment	9,258,069	-	-	9,258,069
Total Investments, at Value	$120,975,756	$-	$-	$120,975,756

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The fund did not hold any level 2 & 3 securities during the period.

Note 10 – Accounting Pronouncement
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Continued)

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the year ended April 30, 2011, the Fund did not enter into any forward contracts.

Note 11 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Stands Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and
Shareholders of Liberty Street Horizon Fund

We have audited the accompanying statement of assets and liabilities of the Liberty Street Horizon Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.   The financial highlights for the year ended April 30, 2009 and for the period July 11, 2007 to April 30, 2008 have been audited by other auditors, whose report dated June 25, 2009 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty Street Horizon Fund as of April 30, 2011, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
June 24, 2011

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For the year ended April 30, 2011, 43.63% of the dividends paid from net investment income, including short-term capital gains (if any), from the Fund, is designated as qualified dividend income.

For the year ended April 30, 2011, 22.44% of the dividends paid from net investment income, including short-term capital gains (if any), from the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (800) 207-7108 or on the Fund’s website at http://www.libertystreetfunds.com.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	34	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	34	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	34	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC, and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	34	None
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990-2001).	34	Advisors Series Trust (1997 to 2007).

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994-2001).
			N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997-2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Liberty Street Horizon Fund
a series of the Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Sub-Advisor
Horizon Asset Management, Inc.
470 Park Avenue South, 4th Floor South
New York, New York 10016

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Liberty Street Horizon Fund A Shares	LSHAX	461 418 840
Liberty Street Horizon Fund C Shares	LSHCX	461 418 832
Liberty Street Horizon Fund Institutional Shares	LSHUX	461 418 824

Privacy Principles of the Liberty Street Horizon Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Liberty Street Horizon Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Liberty Street Horizon Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-800-207-7108

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-207-7108.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2011	FYE 4/30/2010
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2011	FYE 4/30/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 4/30/2011	FYE 4/30/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)   /s/ John P. Zader
John P. Zader, President

Date   July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John P. Zader
John P. Zader, President

Date   July 5, 2011

By (Signature and Title)  /s/ Rita Dam
Rita Dam, Treasurer

Date   July 5, 2011